30-Apr-2013
Principal
Payment
0.00
56,067,922.80
0.00
0.00
56,067,922.80
Interest per
Subtotal
69,380,295.73
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
Excess wear and tear included in Net Sales Proceeds
19,970.74
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
192,583.06
(4) Priority Principal Distribution Amount
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
15,350,285.63
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
Available Funds
Lease Payments Received
26,110,539.10
(1) Total Servicing Fee
Distributions
906,711.05
Total
554,611.12
$56,622,533.92
Class A-4 Notes
1.070000%
90,293.73
0.891667
90,293.73
0.891667
113.482101
Class A-3 Notes
0.880000%
358,600.00
0.733333
358,600.00
0.733333
Class A-1 Notes
0.343780%
0.00
0.000000
0.00
Class A-2 Notes
0.660000%
105,717.39
0.213570
56,173,640.19
Current Overcollateralization Amount
305,575,825.39
18.00%
Interest Rate
Interest Payment
$1000 Face Amount
Amount
Percentage
Initial Overcollateralization Amount
267,379,474.41
15.75%
Target Overcollateralization Amount
305,575,825.39
18.00%
present value of lease payments
697,529,576.24
272,436,549.64
246,613,422.99
present value of Base Residual Value
1,000,113,898.17
815,616,704.90
785,371,908.75
Overcollateralization
267,379,474.41
305,575,825.39
305,575,825.39
Total Securitization Value
1,697,643,474.41
1,088,053,254.54
1,031,985,331.74
Class A-4 Notes
101,264,000.00
101,264,000.00
101,264,000.00
0.000000
Total Note Balance
1,430,264,000.00
782,477,429.15
726,409,506.35
Class A-2 Notes
495,000,000.00
192,213,429.15
136,145,506.35
113.268531
Class A-3 Notes
489,000,000.00
489,000,000.00
489,000,000.00
0.000000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
345,000,000.00
0.00
0.00
0.000000
Interest Period of the Class A-1 Notes (from... to)
15-Apr-2013
15-May-2013         Actual/360 Days
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Apr-2013
15-May-2013
30/360 Days
30
Determination Date
13-May-2013
Record Date
14-May-2013
Payment Date
15-May-2013
Collection Period No.
14
Collection Period (from... to)
1-Apr-2013
30-Apr-2013
Dates
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended
Amounts in USD
Summary
Note
Factor
0.000000
0.275041
1.000000
Initial
Beginning
Ending
Principal per $1000
1.000000
Interest & Principal
Interest & Principal
per $1000 Face Amount
0.000000
Payment
0.00
0.00
554,611.12
0.00
0.00
56,067,922.80
Distribution Detail
Shortfall
Notice to Investors
Investment Earnings for the Collection Period
1,130.53
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
143.73
Net Investment Earnings on the Exchange Note
Collection Account
986.80
minus Net Investment Earnings
143.73
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
8,488,217.37
Reserve Fund Amount - Beginning Balance
8,488,217.37
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
143.73
Principal Distribution Amount
56,067,922.80
56,067,922.80
0.00
Reserve Fund
Reserve Fund Required Amount
8,488,217.37
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
56,067,922.80
56,067,922.80
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
554,611.12
554,611.12
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
358,600.00
358,600.00
0.00
thereof on Class A-4 Notes
90,293.73
90,293.73
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
105,717.39
105,717.39
0.00
0.00
Total Trustee Fee
0.00
Total Available Funds
69,381,426.26
Amount Due
Total Servicing Fee
906,711.05
906,711.05
0.00
0.00
Total Available Collections
69,381,426.26
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
11,852,181.29
69,381,426.26
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
1,130.53
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Reserve Fund and Investment Earnings
Monthly Interest Distributable Amount
554,611.12
554,611.12
0.00
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(3.353%)
Less sales proceeds and other payments received during
Collection Period
43,147,782.94
Current Residual Loss / (Gain)
(7,031,842.01)
Cumulative Residual Loss / (Gain)
(56,926,601.95)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.112%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
36,115,940.93
Less Recoveries
457,043.60
Current Net Credit Loss / (Gain)
(233,373.28)
Cumulative Net Credit Loss / (Gain)
(1,908,990.75)
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
930,497.72
Less Liquidation Proceeds
706,827.40
91-120 Days Delinquent
156,377.11
5
0.02%
Total
1,031,985,331.74
32,798
100.00%
31-60 Days Delinquent
2,666,086.82
76
0.26%
61-90 Days Delinquent
915,267.13
26
0.09%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
1,028,247,600.68
32,691
99.64%
Cumulative Turn-in Ratio
76.15%
Proportion of base prepayment assumption realized life to date
83.15%
Actual lifetime prepayment speed
0.71%
Weighted Average Seasoning (months)
12.37
24.53
Aggregate Base Residual Value
1,139,551,610.25
837,515,107.36
Weighted Average Securitization Rate
6.66%
6.62%
Weighted Average Remaining Term (months)
25.04
12.83
Securitization Value end of Collection Period
1,031,985,331.74
32,798
Pool Factor
60.79%
As of Cutoff Date
Current
Terminations- Scheduled
12,837,290.92
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,597,527.05
Securitization Value beginning of Collection Period
1,088,053,254.54
34,224
Principal portion of lease payments
19,021,484.15
Terminations- Early
22,611,620.68
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,697,643,474.41
45,053
Pool Statistics